Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,040.57
Total Fee Amount	2,040.57
Total Transaction Valuation	14,776,016.58
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A